Subsequent Events (Details) - Subsequent Event [Member] ¥ in Thousands, $ in Thousands	Mar. 24, 2026	Mar. 23, 2026 CNY (¥)	Mar. 23, 2026 USD ($)	Mar. 21, 2026 CNY (¥)	Mar. 21, 2026 USD ($)	Mar. 10, 2026 CNY (¥)	Mar. 10, 2026 USD ($)	Jan. 08, 2026 CNY (¥)	Jan. 08, 2026 USD ($)	Mar. 19, 2026 CNY (¥)	Mar. 19, 2026 USD ($)	Mar. 17, 2026 CNY (¥)	Mar. 17, 2026 USD ($)	Mar. 06, 2026 CNY (¥)	Mar. 06, 2026 USD ($)	Feb. 09, 2026 CNY (¥)	Feb. 09, 2026 USD ($)	Jan. 07, 2026 CNY (¥)	Jan. 07, 2026 USD ($)
Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount										¥ 21,900	$ 3,132							¥ 4,990	$ 714
Interest rate		4.20%	4.20%	4.00%	4.00%	4.20%	4.20%			4.20%	4.20%							4.10%	4.10%
Repaid amount		¥ 21,900	$ 3,132	¥ 100	$ 14	¥ 5,000	$ 715
Industrial Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount																		¥ 5,010	$ 716
Interest rate																		4.10%	4.10%
China Minsheng Bank Jilin Branch [Member]
Subsequent Events [Line Items]
Loan amount														¥ 2,010	$ 287	¥ 3,000	$ 429
Interest rate								3.85%	3.85%					3.50%	3.50%	3.50%	3.50%
Repaid amount								¥ 3,000	$ 429
Bank of Jilin [Member]
Subsequent Events [Line Items]
Loan amount												¥ 9,900	$ 1,416
Interest rate		3.85%	3.85%									3.50%	3.50%
Repaid amount		¥ 10,000	$ 1,430
China Minsheng Bank Jilin Branch One [Member]
Subsequent Events [Line Items]
Interest rate								3.85%	3.85%
Repaid amount								¥ 2,010	$ 287
Share Reclassification [Member]
Subsequent Events [Line Items]
Description of Share Reclassification	all of the issued and unissued ordinary shares of a par value of US$0.000025 each in the capital of the Company were re-designated and reclassified in the following manner: (i) that 40,000,000 issued ordinary shares of a par value of US$0.000025 each held by Securingium Holding Limited were re-designated and reclassified as 40,000,000 Class B Ordinary Shares of a par value of US$0.000025 each; (ii) that each remaining issued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one issued Class A Ordinary Share of a par value of US$0.000025 each; (iii) that 60,000,000 authorized but unissued ordinary shares of a par value of US$0.000025 each were re-designated and reclassified as 60,000,000 authorized but unissued Class B Ordinary Shares of a par value of US$0.000025 each; (iv) that each remaining authorized but unissued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one authorized but unissued Class A Ordinary Share of a par value of US$0.000025 each; and (v) that, as a consequence of the Share Reclassification, the authorized share capital of the Company be altered from US$50,000 divided into 2,000,000,000 ordinary shares of a nominal or par value of US$0.000025 each, to US$50,000 divided into 2,000,000,000 Ordinary Shares of a par value of US$0.000025 each, comprising (1) 1,900,000,000 Class A Ordinary Shares of a par value of US$0.000025 each and (2) 100,000,000 Class B Ordinary Shares of a par value of US$0.000025 each.
Share Consolidation [Member]
Subsequent Events [Line Items]
Description of share consolidation.	the board of directors of the Company was authorized and delegated to, by resolution of directors, consolidate all of issued and unissued Ordinary Shares of a par value of US$0.000025 each in the capital of the Company into ordinary shares of a par value of US$0.0005 each at a ratio of twenty (20)-for-one (1) (the “Share Consolidation”) whereby each 20 issued Ordinary Shares of a par value of US$0.000025 each be consolidated into one issued ordinary share of a par value of US$0.0005 each and each 20 authorized but unissued Ordinary Shares of a par value of US$0.000025 each be consolidated into one authorized but unissued ordinary share of a par value of US$0.0005 each. Following such Share Consolidation, the authorized share capital of the Company will be altered from US$50,000 divided into 2,000,000,000 Ordinary Shares of a par value of US$0.000025 each, comprising (i) 1,900,000,000 Class A Ordinary Shares of a par value of US$0.000025 each and (ii) 100,000,000 Class B ordinary Shares of a par value of US$0.000025 each, to US$50,000 divided into 100,000,000 ordinary shares of a par value of US$0.0005 each, comprising (i) 95,000,000 Class A ordinary shares of a par value of US$0.0005 each and (ii) 5,000,000 Class B ordinary shares of a par value of US$0.0005 each.